OMB APPROVAL

OMB Number: 3235-0578

Expires: April 30, 2010

Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Brokerage Cash Reserves
ING Money Market Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Brokerage Cash Reserves(1)	as of December 31, 2009 (Unaudited)

Principal Amount		Value
CERTIFICATES OF DEPOSIT: 6.7%
$3,000,000	BNP Paribas, 0.160%, due 01/29/10	$3,000,000
500,000	BNP Paribas, 0.220%, due 02/08/10	500,411
5,250,000	BNP Paribas, 0.270%, due 06/02/10	5,250,000
2,500,000	Natixis, 0.220%, due 01/14/10	2,500,000
3,750,000	Rabobank USA Financial Corp., 0.270%, due 06/02/10	3,750,000
500,000	Societe Generale, 0.300%, due 05/17/10	500,000
1,500,000	Svenska Handelsbanken AB, 0.240%, due 02/26/10	1,500,012
1,250,000	Toronoto Dominion Bank, 0.230%, due 05/19/10	1,250,478
1,200,000	Toronoto Dominion Bank, 0.300%, due 05/17/10	1,200,136
	Total Certificates of Deposit
	(Cost $19,451,037)	19,451,037
COMMERCIAL PAPER: 64.5%
1,250,000	ANZ National Bank Ltd., 0.390%, due 03/04/10	1,249,139
2,500,000	ANZ National Bank Ltd., 0.390%, due 03/22/10	2,497,833
1,000,000	ANZ National Bank Ltd., 0.700%, due 09/17/10	994,964
2,500,000	ASB Finance Ltd., 0.340%, due 05/06/10	2,497,049
2,000,000	ASB Finance Ltd., 0.490%, due 02/26/10	1,998,444
500,000	Barton Capital, LLC, 0.180%, due 01/11/10	499,972
1,250,000	Barton Capital, LLC, 0.180%, due 02/12/10	1,249,738
500,000	Barton Capital, LLC, 0.200%, due 01/12/10	499,962
2,000,000	Barton Capital, LLC, 0.210%, due 01/13/10	1,999,847
1,500,000	Barton Capital, LLC, 0.240%, due 01/06/10	1,499,940
1,000,000	Barton Capital, LLC, 0.240%, due 02/05/10	999,757
1,000,000	Barton Capital, LLC, 0.260%, due 01/14/10	999,899
500,000	BNP Paribas, 0.180%, due 02/18/10	499,880
770,000	BNP Paribas, 0.220%, due 04/13/10	769,520
500,000	Cafco, LLC, 0.160%, due 01/07/10	499,984
2,000,000	Cafco, LLC, 0.210%, due 03/19/10	1,999,102
5,500,000	Cafco, LLC, 0.290%, due 02/18/10	5,497,794
2,500,000	Cafco, LLC, 0.320%, due 06/14/10	2,496,356
2,250,000	Ciesco, LLC, 0.250%, due 03/11/10	2,248,922
3,750,000	Ciesco, LLC, 0.250%, due 03/16/10	3,748,047
5,000,000	Ciesco, LLC, 0.330%, due 01/13/10	4,999,400
2,250,000	Concord Minutemen Capital Co., LLC, 0.440%, due 03/01/10	2,248,341
2,750,000	Concord Minutemen Capital Co., LLC, 0.800%, due 06/23/10	2,739,428
750,000	Concord Minutemen Capital Co., LLC, 0.900%, due 05/03/10	747,713
5,000,000	Concord Minutemen Capital Co., LLC, 0.980%, due 02/18/10	4,993,333
750,000	Crown Point Capital Co., 0.440%, due 03/01/10	749,447
2,750,000	Crown Point Capital Co., 0.800%, due 06/24/10	2,739,367
750,000	Crown Point Capital Co., 0.900%, due 05/03/10	747,713
1,250,000	Crown Point Capital Co., 0.950%, due 03/19/10	1,247,433
5,500,000	Crown Point Capital Co., 0.980%, due 02/17/10	5,492,819
500,000	Danske Corp., 0.190%, due 02/22/10	499,863
750,000	Danske Corp., 0.190%, due 03/01/10	749,760
3,500,000	Danske Corp., 0.200%, due 03/23/10	3,498,425
490,000	Dexia Del, LLC, 0.250%, due 04/22/10	489,622
1,750,000	Dexia Del, LLC, 0.280%, due 01/29/10	1,749,598
2,750,000	Dexia Del, LLC, 0.290%, due 01/21/10	2,749,542
4,500,000	Edison Asset Securities, LLC, 0.210%, due 02/23/10	4,498,609
1,500,000	Edison Asset Securities, LLC, 0.260%, due 03/01/10	1,499,361
1,250,000	Edison Asset Securities, LLC, 0.290%, due 06/01/10	1,248,480
1,000,000	Edison Asset Securities, LLC, 0.320%, due 04/21/10	999,022
4,000,000	Edison Asset Securities, LLC, 0.350%, due 03/09/10	3,997,320
2,500,000	Jupiter, 0.150%, due 01/11/10	2,499,889
1,250,000	Jupiter, 0.150%, due 01/21/10	1,249,889
8,027,000	Jupiter, 0.160%, due 01/12/10	8,026,587
2,500,000	Natexis Banques Populaires US Finance Co, LLC, 0.900%, due 05/21/10	2,491,250
1,250,000	Old Line Funding, LLC, 0.170%, due 02/03/10	1,249,794
500,000	Old Line Funding, LLC, 0.180%, due 01/13/10	499,968
500,000	Old Line Funding, LLC, 0.190%, due 03/22/10	499,789
500,000	Old Line Funding, LLC, 0.310%, due 01/20/10	499,828
4,500,000	Old Line Funding, LLC, 0.340%, due 02/25/10	4,497,594
4,000,000	Old Line Funding, LLC, 0.490%, due 02/18/10	3,997,333
1,400,000	Park Avenue Receivables Corp., 0.140%, due 01/08/10	1,399,956
2,250,000	Park Avenue Receivables Corp., 0.150%, due 01/12/10	2,249,890
750,000	Park Avenue Receivables Corp., 0.150%, due 01/21/10	749,933
750,000	Park Avenue Receivables Corp., 0.160%, due 01/15/10	749,950
5,600,000	Park Avenue Receivables Corp., 0.160%, due 02/01/10	5,599,180
4,000,000	Royal Bank of Canada, 0.080%, due 01/22/10	3,999,813
500,000	Societe Generale, 0.130%, due 01/07/10	499,988
2,000,000	Societe Generale, 0.230%, due 03/23/10	1,998,943

PORTFOLIO OF INVESTMENTS
Brokerage Cash Reserves(1)	as of December 31, 2009 (Unaudited) (continued)

Principal Amount			Value
COMMERCIAL PAPER (continued)
$2,000,000		Societe Generale, 0.570%, due 05/21/10	$1,995,567
2,500,000		Thunder Bay Funding, LLC, 0.170%, due 02/03/10	2,499,588
750,000		Thunder Bay Funding, LLC, 0.180%, due 02/08/10	749,850
2,250,000		Thunder Bay Funding, LLC, 0.200%, due 03/15/10	2,249,088
2,250,000		Thunder Bay Funding, LLC, 0.310%, due 02/02/10	2,249,360
2,500,000		Thunder Bay Funding, LLC, 0.340%, due 02/12/10	2,498,979
3,750,000		Toyota Motor Credit Corp., 0.080%, due 01/08/10	3,749,934
2,750,000		Tulip Funding Corp., 0.160%, due 01/07/10	2,749,913
750,000		Tulip Funding Corp., 0.170%, due 01/13/10	749,955
1,500,000		Tulip Funding Corp., 0.180%, due 01/15/10	1,499,889
2,770,000		Tulip Funding Corp., 0.190%, due 01/14/10	2,769,780
4,250,000		Tulip Funding Corp., 0.200%, due 02/04/10	4,249,157
1,000,000		Variable Funding Capital Corp., 0.150%, due 01/29/10	999,876
3,000,000		Variable Funding Capital Corp., 0.160%, due 01/21/10	2,999,717
3,750,000		Variable Funding Capital Corp., 0.170%, due 02/09/10	3,749,309
4,500,000		Variable Funding Capital Corp., 0.170%, due 02/11/10	4,499,129
500,000		Westpac Banking Corp., 0.240%, due 02/16/10	499,840
5,250,000		Windmill Funding Corp., 0.190%, due 02/08/10	5,248,947
4,750,000		Windmill Funding Corp., 0.210%, due 02/25/10	4,748,486
1,000,000		Windmill Funding Corp., 0.220%, due 01/05/10	999,969
4,750,000		Yorkstown Capital, LLC, 0.180%, due 02/17/10	4,748,884
750,000		Yorkstown Capital, LLC, 0.190%, due 02/08/10	749,842
750,000		Yorkstown Capital, LLC, 0.200%, due 04/12/10	749,579
4,000,000		Yorkstown Capital, LLC, 0.250%, due 02/11/10	3,998,816
		Total Commercial Paper
		(Cost $188,193,773)	188,193,773
CORPORATE BONDS/NOTES: 7.5%
250,000	#	American Honda Finance Corp., 0.680%, due 02/05/10	250,090
750,000		Commonwealth Bank of Australia, 0.300%, due 01/05/10	750,000
4,000,000	#, C	Commonwealth Bank of Australia, 0.640%, due 01/05/11	4,000,000
2,000,000		Credit Suisse First Boston USA, Inc., 0.470%, due 08/15/10	2,001,319
500,000		Credit Suisse First Boston USA, Inc., 1.130%, due 08/15/10	511,546
500,000		Danske Corp., 0.770%, due 02/18/10	500,347
4,000,000		General Electric Capital Corp., 0.650%, due 06/09/10	4,011,832
1,000,000	#	Rabobank, 0.270%, due 12/16/10	1,000,000
500,000	#	Rabobank, 0.670%, due 05/19/10	500,848
750,000		Royal Bank of Canada, 0.280%, due 06/08/10	750,193
3,000,000	#	Svenska Handelsbanken AB, 0.310%, due 01/07/11	3,000,000
4,500,000	C	Westpac Banking Corp., 0.280%, due 01/28/11	4,500,000
		Total Corporate Bonds/Notes
		(Cost $21,776,175)	21,776,175
U.S. GOVERNMENT AGENCY OBLIGATIONS: 5.0%
1,000,000		Federal Home Loan Banks, 0.470%, due 12/30/10	999,851
500,000		Federal Home Loan Mortgage Corporation, 0.180%, due 07/12/10	500,237
1,900,000		Federal Home Loan Mortgage Corporation, 0.360%, due 12/15/10	1,921,572
720,000		Federal Home Loan Mortgage Corporation, 0.370%, due 12/08/10	749,496
1,000,000		Federal Home Loan Mortgage Corporation, 0.560%, due 07/12/10	1,018,798
500,000		Federal Home Loan Mortgage Corporation, 0.580%, due 07/16/10	507,169
1,250,000		Federal Home Loan Mortgage Corporation, 0.690%, due 01/05/10	1,249,881
500,000		Federal National Mortgage Association, 0.170%, due 07/13/10	500,243
1,500,000		Federal National Mortgage Association, 0.410%, due 09/16/10	1,511,586
594,000		Federal National Mortgage Association, 0.440%, due 06/15/10	612,014
500,000		Federal National Mortgage Association, 0.500%, due 05/20/10	503,588
4,500,000		Federal National Mortgage Association, 0.580%, due 07/12/10	4,557,298
		Total U.S. Government Agency Obligations
		(Cost $14,631,733)	14,631,733
U.S. TREASURY NOTES: 3.8%
4,500,000		United States Treasury Note/Bond, 0.400%, due 12/31/10	4,521,233
6,250,000		United States Treasury Note/Bond, 0.500%, due 01/15/11	6,492,666
		Total U.S. Treasury Notes
		(Cost $11,013,899)	11,013,899

PORTFOLIO OF INVESTMENTS
Brokerage Cash Reserves(1)	as of December 31, 2009 (Unaudited) (continued)

Principal Amount				Value
REPURCHASE AGREEMENT: 12.5%
$36,551,000		Goldman Sachs Repurchase Agreement dated 12/31/09, 0.010%, due 01/04/10, $36,551,041 to be received upon repurchase (Collateralized by $37,286,000 Federal Home Loan Mortgage Corporation, Discount Note, Market Value $37,282,271, due 03/05/10)		$36,551,000
		Total Repurchase Agreement
		(Cost $36,551,000)		36,551,000
		Total Investments in Securities
		(Cost $291,617,617)*	100.0%	$291,617,617
		Other Assets and Liabilities - Net	0.0	51,419
		Net Assets	100.0%	$291,669,036

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
Brokerage Cash Reserves	as of December 31, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund's assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	12/31/2009
Asset Table
Investments, at value
Certificates of Deposit	$—	$19,451,037	$—	$19,451,037
Commercial Paper	—	188,193,773	—	188,193,773
Corporate Bonds/Notes	—	21,776,175	—	21,776,175
U.S. Government Agency Obligations	—	14,631,733	—	14,631,733
U.S. Treasury Notes	—	11,013,899	—	11,013,899
Repurchase Agreement	—	36,551,000	—	36,551,000
Total Investments, at value	$—	$291,617,617	$—	$291,617,617

Money market securities are valued using the amortized cost method, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the market value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

PORTFOLIO OF INVESTMENTS
ING Money Market Fund(1)	as of December 31, 2009 (Unaudited)

Principal Amount		Value
CERTIFICATES OF DEPOSIT: 5.5%
$3,000,000	BNP Paribas, 0.160%, due 01/29/10	$3,000,000
300,000	BNP Paribas, 0.220%, due 02/08/10	300,247
3,250,000	BNP Paribas, 0.270%, due 06/02/10	3,250,000
2,500,000	Natixis, 0.220%, due 01/14/10	2,500,000
1,500,000	Rabobank USA Financial Corp., 0.270%, due 06/02/10	1,500,000
1,000,000	Svenska Handelsbanken AB, 0.240%, due 02/26/10	1,000,008
2,250,000	Toronoto Dominion Bank, 0.230%, due 05/19/10	2,250,860
748,000	Toronoto Dominion Bank, 0.300%, due 05/17/10	748,085
	Total Certificates of Deposit
	(Cost $14,549,200)	14,549,200
COMMERCIAL PAPER: 63.9%
750,000	Abbott Laboratories, 0.080%, due 01/08/10	749,987
1,250,000	ANZ National Bank Ltd., 0.390%, due 03/04/10	1,249,139
2,000,000	ANZ National Bank Ltd., 0.390%, due 03/22/10	1,998,267
500,000	ANZ National Bank Ltd., 0.700%, due 09/17/10	497,482
2,000,000	ASB Finance Ltd., 0.340%, due 05/06/10	1,997,639
2,000,000	ASB Finance Ltd., 0.490%, due 02/26/10	1,998,444
250,000	ASB Finance Ltd., 0.540%, due 03/12/10	249,733
2,000,000	Barton Capital, LLC, 0.180%, due 02/12/10	1,999,580
500,000	Barton Capital, LLC, 0.200%, due 01/12/10	499,962
1,049,000	Barton Capital, LLC, 0.210%, due 01/13/10	1,048,920
5,000,000	Barton Capital, LLC, 0.230%, due 01/22/10	4,999,300
500,000	Barton Capital, LLC, 0.260%, due 01/14/10	499,949
500,000	BNP Paribas, 0.180%, due 02/18/10	499,880
700,000	BNP Paribas, 0.220%, due 04/13/10	699,564
500,000	Cafco, LLC, 0.210%, due 03/19/10	499,775
7,000,000	Cafco, LLC, 0.290%, due 02/18/10	6,997,194
1,750,000	Cafco, LLC, 0.320%, due 06/14/10	1,747,449
1,250,000	CBA Del Finance, Inc., 0.300%, due 06/10/10	1,248,333
1,051,000	Ciesco, LLC, 0.250%, due 03/11/10	1,050,496
2,250,000	Ciesco, LLC, 0.250%, due 03/16/10	2,248,828
5,500,000	Ciesco, LLC, 0.330%, due 01/13/10	5,499,340
2,250,000	Concord Minutemen Capital Co., LLC, 0.440%, due 03/01/10	2,248,341
2,500,000	Concord Minutemen Capital Co., LLC, 0.800%, due 06/23/10	2,490,389
1,000,000	Concord Minutemen Capital Co., LLC, 0.900%, due 05/03/10	996,950
4,000,000	Concord Minutemen Capital Co., LLC, 0.980%, due 02/18/10	3,994,667
1,500,000	Crown Point Capital Co., 0.440%, due 03/01/10	1,498,894
2,500,000	Crown Point Capital Co., 0.800%, due 06/24/10	2,490,333
1,000,000	Crown Point Capital Co., 0.900%, due 05/03/10	996,950
1,500,000	Crown Point Capital Co., 0.950%, due 03/19/10	1,496,920
3,500,000	Crown Point Capital Co., 0.980%, due 02/17/10	3,495,431
500,000	Danske Corp., 0.190%, due 02/22/10	499,863
750,000	Danske Corp., 0.190%, due 03/01/10	749,760
1,500,000	Danske Corp., 0.200%, due 03/23/10	1,499,325
726,000	Dexia Del, LLC, 0.250%, due 01/06/10	725,970
750,000	Dexia Del, LLC, 0.280%, due 01/29/10	749,828
2,500,000	Dexia Del, LLC, 0.290%, due 01/21/10	2,499,583
1,500,000	Edison Asset Securities, LLC, 0.210%, due 02/23/10	1,499,536
1,500,000	Edison Asset Securities, LLC, 0.260%, due 03/01/10	1,499,361
2,000,000	Edison Asset Securities, LLC, 0.290%, due 06/01/10	1,997,567
3,000,000	Edison Asset Securities, LLC, 0.320%, due 04/21/10	2,997,067
2,000,000	Edison Asset Securities, LLC, 0.350%, due 03/09/10	1,998,660
1,000,000	Jupiter, 0.150%, due 01/11/10	999,956
1,250,000	Jupiter, 0.150%, due 01/21/10	1,249,889
5,250,000	Jupiter, 0.160%, due 01/12/10	5,249,738
2,950,000	Jupiter, 0.170%, due 02/09/10	2,949,457
2,500,000	Natexis Banques Populaires US Finance Co, LLC, 0.900%, due 05/21/10	2,491,250
1,000,000	Old Line Funding, LLC, 0.170%, due 02/03/10	999,835
1,000,000	Old Line Funding, LLC, 0.190%, due 03/22/10	999,578
750,000	Old Line Funding, LLC, 0.310%, due 01/20/10	749,743
4,250,000	Old Line Funding, LLC, 0.340%, due 02/25/10	4,247,727
2,750,000	Old Line Funding, LLC, 0.490%, due 02/18/10	2,748,167
1,300,000	Park Avenue Receivables Corp., 0.140%, due 01/08/10	1,299,960
2,250,000	Park Avenue Receivables Corp., 0.150%, due 01/12/10	2,249,890
1,000,000	Park Avenue Receivables Corp., 0.150%, due 01/21/10	999,911
5,300,000	Park Avenue Receivables Corp., 0.160%, due 02/01/10	5,299,224
3,500,000	Royal Bank of Canada, 0.080%, due 01/22/10	3,499,837
850,000	Societe Generale, 0.130%, due 01/07/10	849,979
1,000,000	Societe Generale, 0.230%, due 03/23/10	999,471
3,500,000	Societe Generale, 0.570%, due 05/21/10	3,492,242
1,687,000	Thunder Bay Funding, LLC, 0.170%, due 02/03/10	1,686,722

PORTFOLIO OF INVESTMENTS
ING Money Market Fund(1)	as of December 31, 2009 (Unaudited) (continued)

Principal Amount			Value
COMMERCIAL PAPER (continued)
$750,000		Thunder Bay Funding, LLC, 0.180%, due 02/08/10	$749,850
2,750,000		Thunder Bay Funding, LLC, 0.200%, due 03/15/10	2,748,885
2,000,000		Thunder Bay Funding, LLC, 0.310%, due 02/02/10	1,999,431
2,000,000		Thunder Bay Funding, LLC, 0.340%, due 02/12/10	1,999,183
3,250,000		Toyota Motor Credit Corp., 0.080%, due 01/08/10	3,249,943
2,000,000		Tulip Funding Corp., 0.160%, due 01/07/10	1,999,937
750,000		Tulip Funding Corp., 0.170%, due 01/13/10	749,955
1,500,000		Tulip Funding Corp., 0.180%, due 01/15/10	1,499,889
750,000		Tulip Funding Corp., 0.180%, due 01/19/10	749,931
4,000,000		Tulip Funding Corp., 0.200%, due 02/04/10	3,999,207
2,250,000		Variable Funding Capital Corp., 0.150%, due 01/29/10	2,249,720
1,000,000		Variable Funding Capital Corp., 0.160%, due 01/21/10	999,906
2,750,000		Variable Funding Capital Corp., 0.170%, due 02/09/10	2,749,494
3,250,000		Variable Funding Capital Corp., 0.170%, due 02/11/10	3,249,371
500,000		Westpac Banking Corp., 0.240%, due 02/16/10	499,840
500,000		Windmill Funding Corp., 0.180%, due 01/20/10	499,950
4,750,000		Windmill Funding Corp., 0.190%, due 02/08/10	4,749,047
4,000,000		Windmill Funding Corp., 0.210%, due 02/25/10	3,998,720
500,000		Windmill Funding Corp., 0.220%, due 01/05/10	499,984
250,000		Yorkstown Capital, LLC, 0.140%, due 01/06/10	249,994
6,000,000		Yorkstown Capital, LLC, 0.180%, due 02/17/10	5,998,590
750,000		Yorkstown Capital, LLC, 0.190%, due 02/08/10	749,842
989,000		Yorkstown Capital, LLC, 0.200%, due 04/12/10	988,445
3,098,000		Yorkstown Capital, LLC, 0.250%, due 02/11/10	3,097,083
		Total Commercial Paper
		(Cost $168,093,429)	168,093,429
CORPORATE BONDS/NOTES: 7.4%
500,000		Commonwealth Bank of Australia, 0.300%, due 01/05/10	500,000
3,000,000	#, C	Commonwealth Bank of Australia, 0.640%, due 01/05/11	3,000,000
2,000,000		Credit Suisse First Boston USA, Inc., 0.520%, due 01/15/10	1,999,961
500,000		Credit Suisse First Boston USA, Inc., 1.130%, due 08/15/10	511,546
2,250,000		Danske Corp., 0.770%, due 02/18/10	2,251,566
3,000,000		General Electric Capital Corp., 0.650%, due 06/09/10	3,008,874
1,000,000	#	Rabobank, 0.270%, due 12/16/10	1,000,000
250,000	#	Rabobank, 0.670%, due 05/19/10	250,424
500,000		Royal Bank of Canada, 0.280%, due 06/08/10	500,128
3,000,000	#	Svenska Handelsbanken AB, 0.310%, due 01/07/11	3,000,000
3,500,000	C	Westpac Banking Corp., 0.280%, due 01/28/11	3,500,000
		Total Corporate Bonds/Notes
		(Cost $19,522,499)	19,522,499
U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.7%
1,000,000		Federal Home Loan Banks, 0.470%, due 12/30/10	999,851
500,000		Federal Home Loan Mortgage Corporation, 0.180%, due 07/12/10	500,237
1,600,000		Federal Home Loan Mortgage Corporation, 0.360%, due 12/15/10	1,618,166
1,045,000		Federal Home Loan Mortgage Corporation, 0.510%, due 08/23/10	1,074,080
8,035,000		Federal Home Loan Mortgage Corporation, 0.560%, due 07/12/10	8,185,368
1,000,000		Federal Home Loan Mortgage Corporation, 0.690%, due 01/05/10	999,904
500,000		Federal National Mortgage Association, 0.170%, due 07/13/10	500,243
618,000		Federal National Mortgage Association, 0.360%, due 12/15/10	643,871
500,000		Federal National Mortgage Association, 0.440%, due 06/15/10	515,163
1,000,000		Federal National Mortgage Association, 0.480%, due 08/15/10	1,023,344
1,000,000		Federal National Mortgage Association, 0.500%, due 05/20/10	1,007,176
614,000		Federal National Mortgage Association, 0.580%, due 07/12/10	621,436
		Total U.S. Government Agency Obligations
		(Cost $17,688,839)	17,688,839
U.S. TREASURY OBLIGATIONS: 3.1%
3,500,000		United States Treasury Note, 0.400%, due 12/31/10	3,516,515
4,500,000		United States Treasury Note, 0.500%, due 01/15/11	4,674,716
		Total U.S. Treasury Obligations
		(Cost $8,191,231)	8,191,231

PORTFOLIO OF INVESTMENTS
ING Money Market Fund(1)	as of December 31, 2009 (Unaudited) (continued)

Principal Amount				Value
REPURCHASE AGREEMENTS: 13.4%
$35,156,000		Deutsche Bank Repurchase Agreement dated 12/31/09, 0.010%, due 01/04/10, $35,156,039 to be received upon repurchase (Collateralized by $35,952,000 various U.S. Government Agency Obligations, 2.090%-2.700%, Market Value plus accrued interest $35,859,229, d		$35,156,000
		Total Repurchase Agreement
		(Cost $35,156,000)		35,156,000
		Total Investments in Securities
		(Cost $263,201,198)*	100.0%	$263,201,198
		Other Assets and Liabilities - Net	0.0	33,478
		Net Assets	100.0%	$263,234,676

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Money Market Fund	as of December 31, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	12/31/2009
Asset Table
Investments, at value
Certificate of Deposit	$—	$14,549,200	$—	$14,549,200
Commercial Paper	—	168,093,429	—	168,093,429
Corporate Bonds	—	19,522,499	—	19,522,499
U.S. Treasury Obligations	—	8,191,231	—	8,191,231
U.S. Government Agency Obligations	—	17,688,839	—	17,688,839
Repurchase Agreements	—	35,156,000	—	35,156,000
Total Investments, at value	$—	$263,201,198	$—	$263,201,198

Money market securities are valued using the amortized cost method, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the market value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 24, 2010

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	February 24, 2010